FAIR VALUE MEASUREMENT	12 Months Ended
Dec. 31, 2018
FAIR VALUE MEASUREMENT
FAIR VALUE MEASUREMENT

16. FAIR VALUE MEASUREMENT

The following tables present the fair value hierarchy for those assets and liabilities measured at fair value on a recurring basis at December 31, 2017 and 2018, respectively:

	December 31, 2018			Total
RMB	Level 1	Level 2	Level 3	Fair Value
Assets
Short-term investments (Note 3)	—	120,241,425	—	120,241,425

	December 31, 2017			Total
RMB	Level 1	Level 2	Level 3	Fair Value
Assets
Short-term investments (Note 3)	—	85,187,718	—	85,187,718
Liabilities
Convertible loan (Note 11)	—	—	151,557,796	151,557,796

The table below reflects the reconciliation from the opening balances to the closing balances for a convertible loan, a recurring fair value measurement categorized as Level 3 of the fair value hierarchy, for the years ended December 31, 2016, 2017, and 2018, respectively:

	For the Year Ended December 31,
	2016	2017	2018
Convertible loan - beginning of year	—	116,728,899	151,557,796
Issuance	115,808,672	—	—
Change in fair value	—	43,006,399	34,499,858
Conversion to Series A-3 Preferred Shares	—	—	(181,112,874)
Foreign currency translation adjustment	920,227	(8,177,502)	(4,944,780)
Convertible loan - end of year	116,728,899	151,557,796	—